Accounting policies - Summary of Closing Exchange Rates (Details)	Dec. 31, 2024	Dec. 31, 2023
Euro
Disclosure of changes in accounting estimates [line items]
Closing exchange rate	1.041	1.105
Great British Pound
Disclosure of changes in accounting estimates [line items]
Closing exchange rate	1.255	1.274
Canadian Dollar
Disclosure of changes in accounting estimates [line items]
Closing exchange rate	0.697	0.755
South African Rand
Disclosure of changes in accounting estimates [line items]
Closing exchange rate	0.053	0.055